Money Market Fund

U.S. Treasury Money Market Fund

Strategic Dividend Fund

Large Cap Equity Fund

Leaders Equity Fund

Mid Cap Equity Fund

Intermediate Term Income Fund

Short Term Government Income Fund

Each a portfolio of PERFORMANCE FUNDS TRUST

Supplement dated June 27, 2012

to the Prospectus dated October 1, 2011

On June 25, 2012, the Board of Trustees of the Performance Funds Trust (the “Trust”) approved, subject to shareholder approval, a separate Agreement and Plan of Reorganization on behalf of each of the eight portfolios listed above (the “Performance Funds”) to be entered into with certain registered investment companies which are sponsored and managed by subsidiaries of Federated Investors, Inc. set forth below (the “Federated Funds”). If shareholders of each Performance Fund approve the applicable Agreement and Plan of Reorganization, and certain other conditions are satisfied, each Performance Fund will transfer all of its assets to the corresponding Federated Fund and the shareholders of the Performance Fund will become shareholders of the Federated Fund and receive shares of the designated class of the Federated Fund in exchange for their shares of the Performance Funds as shown in the following chart:

Shareholders of:	Will receive shares of:

Performance Money Market Fund	Federated Prime Obligations Fund
Class A Shares	Trust Shares
Institutional Class	Service Shares

Performance U.S. Treasury Money Market Fund	Federated U.S. Treasury Cash Reserves
Institutional Class	Service Shares

Performance Strategic Dividend Fund	Federated Strategic Value Dividend Fund
Class A Shares	Class A Shares
Institutional Class	Institutional Shares

Performance Large Cap Equity Fund	Federated Capital Appreciation Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares

Performance Leaders Equity Fund	Federated Mid Cap Growth Strategies Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares

Performance Mid Cap Equity Fund	Federated Mid Cap Growth Strategies Fund
Class A Shares	Class A Shares
Class B Shares	Class A Shares
Institutional Class	Institutional Shares

Performance Intermediate Term Income Fund	Federated Total Return Bond Fund
Class A Shares	Class A Shares
Institutional Class	Service Shares

Performance Short Term Government Income Fund	Federated U.S. Government Securities Fund: 1-3 Years
Class A Shares	Service Shares
Institutional Class	Service Shares

Each Agreement and Plan of Reorganization will be submitted to a vote of shareholders of the applicable Performance Fund at a Special Meeting of Shareholders (the “Meeting”) of the Funds to be held on or about September 19, 2012. Only shareholders of record at the close of business on July 25, 2012, will be entitled to vote at the Meeting. A combined proxy statement and prospectus with respect to the proposed reorganizations will be mailed to shareholders in advance of the meeting. If the applicable Agreement and Plan of Reorganization is approved by shareholders of a Performance Fund, it is expected that the reorganization of the Performance Fund will occur on or about September 21, 2012.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.